OTHER PROVISIONS AND LIABILITIES - Changes In Deferred Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Balance as at January 1, 2017	$ 418.1
Current portion	56.7	$ 55.8
Non-current portion	296.6	$ 362.3
Balance as at December 31, 2017	353.3
Deferred revenue on metal agreements | Altus minerals corporation
Disclosure of other provisions [line items]
Balance as at January 1, 2017	59.8
Recognition of revenue during the year	(2.3)
Current portion	4.0
Non-current portion	53.5
Balance as at December 31, 2017	57.5
Deferred revenue on metal agreements | Sandstorm gold ltd
Disclosure of other provisions [line items]
Balance as at January 1, 2017	164.8
Recognition of revenue during the year	(6.3)
Current portion	7.7
Non-current portion	150.8
Balance as at December 31, 2017	$ 158.5